Intangible Assets, net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 407	$ 481	$ 1,285	$ 1,117	$ 1,543	$ 841
Weighted-average remaining lives of intangible assets			5 years 2 months 12 days		6 years
Impairment charges of finitelived intangible assets excluding goodwill					$ 1,333
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining lives of intangible assets			11 years 10 months 24 days		12 years 7 months 6 days
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining lives of intangible assets			1 year 2 months 12 days		1 year 10 months 24 days
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining lives of intangible assets					3 months